Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000227329 | 553498106 | MSA Safety, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 92047W101 | Valvoline, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 887389104 | Timken Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | G39108108 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227329 | 04956D107 | Atmus Filtration Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227329 | 70202L102 | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227329 | 580589109 | McGrath RentCorp
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227329 | 109696104 | Brink's Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227329 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227329 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000227329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000227329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000227329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000227329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000227329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000248358 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000248358 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000074420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000074420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000074420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074420 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000074420 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%